Schedule H, Line 4i: Schedule of Assets Held at End of Year (Details) - Artesian 401(k) Retirement Plan [Member]	12 Months Ended
Dec. 31, 2025
Schedule H, Line 4i: Schedule of Assets Held at End of Year [Abstract]
Plan name	Artesian 401(k) Retirement Plan
EIN	51-0002090
Plan no	003